Impact on income statement for the half-year ended 30 June 2022 (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Condensed Income Statement
The adjustments to the Group’s statutory income statement for the half-year ended 30 June 2022 arising on the adoption of IFRS 17 are presented below.
Consolidated income statement for the half-year ended 30 June 2022

	Note	As previously reported £m	Impact of IFRS 17 (see below) £m	Other changes (see note 1) £m	Restated £m

Interest income		7,429	–	–	7,429
Interest expense	1	(229)	–	(1,163)	(1,392)
Net interest income		7,200	–	(1,163)	6,037
Fee and commission income		1,408	(38)	–	1,370
Fee and commission expense		(662)	141	–	(521)
Net fee and commission income		746	103	–	849
Net trading income (losses)		(19,302)	–	–	(19,302)
Insurance premium income	2	4,651	(4,651)	–
Insurance revenue	3		1,201	–	1,201
Insurance service expense	4		(1,447)	–	(1,447)
Net income (losses) from reinsurance contracts held			(6)	–	(6)
Insurance service result			(252)	–	(252)
Other operating income	5	385	290	–	675
Other income		(13,520)	(4,510)	–	(18,030)
Total income		(6,320)	(4,510)	(1,163)	(11,993)
Insurance claims and changes in insurance and investment contract liabilities	6	15,043	(15,043)	–
Net finance (expense) income from insurance, participating investment and reinsurance contracts	7		14,300	–	14,300
Movement in third party interests in consolidated funds	1		–	1,163	1,163
Change in non-participating investment contracts	8		4,478	–	4,478
Total income, after net finance (expense) income in respect of insurance and investment contracts		8,723	(775)	–	7,948
Operating expenses	9	(4,681)	263	–	(4,418)
Impairment		(381)	–	–	(381)
Profit before tax		3,661	(512)	–	3,149
Tax expense		(835)	133	–	(702)
Profit for the period		2,826	(379)	–	2,447

Profit attributable to ordinary shareholders		2,569	(379)	–	2,190
Profit attributable to other equity holders		214	–	–	214
Profit attributable to equity holders		2,783	(379)	–	2,404
Profit attributable to non-controlling interests		43	–	–	43
Profit for the period		2,826	(379)	–	2,447
1    Movement in third party interests in consolidated funds is reclassified from interest expense to a separate line on the face of the income statement.
2    Insurance premium income is removed as this is no longer presented in the income statement under IFRS 17.
3    Insurance revenue includes the CSM released to the income statement and changes in the risk adjustment related to current service (for more details on IFRS 17 measurement see note 24).
4    Insurance services expense includes incurred claims excluding any investment components, attributable service expenses and losses as a result of contract modifications.
5    The change in operating income is primarily driven by the removal of the movement in the value of in-force asset.
6    These changes are analysed using different line items under IFRS 17.
7    Finance related changes to the carrying value of insurance, participating investment and reinsurance contracts.
8    Change in non-participating investment contracts is presented as a separate line item
9    Maintenance expenses are included within insurance service expense and acquisition expenses are deferred within the CSM under IFRS 17.